ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2023
ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Accounting policies, critical accounting estimates and judgements
NOTE 1 – ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
Overview of Business
TORM plc is a shipping company that primarily owns and operates a fleet of product tankers and is engaged in the marine exhaust industry. TORM plc is a public company limited by shares and is incorporated in England and Wales. Its registered number is 09818726, and its registered address is Office 105, 20 St Dunstan’s Hill, London, EC3R 8HL, United Kingdom. Unless otherwise indicated, the terms “TORM plc”and "Parent Company" refers solely to TORM plc and the terms “we”, “us”, “our”, the ”Company”, and the “Group” refer to TORM plc and its consolidated subsidiaries, which include TORM A/S.
TORM plc is listed on the stock exchanges Nasdaq in Copenhagen, Denmark, and on Nasdaq in New York, the United States.
Basis of Preparation
The consolidated financial statements of the Group have been prepared in accordance with UK-adopted International Accounting Standards (“UK-adopted IAS”). The consolidated financial statements are also prepared in accordance with IFRS Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS as adopted by the European Union (“EU”), as applied to financial periods beginning on or after January 01, 2023 and additional disclosure requirements for listed companies in accordance with the Danish Financial Statements Act.
The consolidated financial statements have been prepared on a going concern basis and under the historical cost convention, except where fair value accounting is specifically required by IFRS.
The functional currency of the Company is USD, and the Company applies USD as the presentation currency in the preparation of the consolidated financial statements.
Going Concern
As of December 31, 2023, TORM’s available liquidity including undrawn and committed facilities was USD 638m, including a total cash position of USD 296m (including cash held for dividend payment). TORM’s net interest-bearing debt was USD 773m, and the net debt loan-to-value ratio was 27.6% (Tanker segment only and before dividend payment related to Q4 2023). Further information on TORM’s objectives and policies for managing our capital, our financial risk management objectives, and our exposure to credit and liquidity risk can be found in note 24 to the financial statements. The principal risks and uncertainties facing TORM are set out on pages 82-86.
TORM monitors our funding position throughout the year to ensure that we have access to sufficient funds to meet the forecasted cash requirements, including newbuilding and loan commitments, and to monitor compliance with the financial covenants in our loan facilities, details of which are available in note 2 to the financial statements.
A key element for TORM’s financial performance in the going concern period relates to the increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market. The changed geopolitical situation has so far been positive for the product tanker market, and TORM’s base case assumes that this positive sentiment related to freight rates and vessel values will continue throughout 2024. TORM monitors the general development in the geopolitical situation with current focus on the development of the conflict between Hamas and Israel, the Red Sea conflict, and potential effects on the product tanker market from those conflicts. In the base case, TORM has sufficient liquidity and headroom for all the covenant limits.
TORM performs sensitivity calculations to reflect downside scenarios including, but not limited to, future freight rates and vessel valuations, in order to identify risks to future liquidity and covenant compliance and to enable the Management to take corrective actions, if required. The downside scenarios cover the principal risks and uncertainties facing TORM as set out on pages 82-86 and include different distressed outlooks for the product tanker market. In a low case scenario, The Management has stressed freight rates to the lowest rolling four-quarter average since 2000 on a per vessel class basis and a decline in vessel values. In such a scenario, TORM maintains sufficient headroom for liquidity and covenants.
NOTE 1 – continued
The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with TORM’s financial covenants for the period until March 31, 2025. TORM’s cash flow forecast and expected covenant compliance are based on the Business Plan approved by the Board of Directors. Based on this review, the Board of Directors has a reasonable expectation that taking reasonably possible changes in trading performance and vessel valuations into account, TORM will be able to continue the operational existence and comply with our financial covenants for the period until March 31, 2025. Accordingly, TORM continues to adopt the going concern basis in preparing our financial statements.
Adoption of New or Amended IFRS Standards
TORM has implemented the following standards and amendments issued by the IASB and adopted by the UK in the consolidated financial statements for 2023:
•IFRS 17 Insurance Contracts
•IAS 12 amendments Deferred Tax related to Assets and liabilities arising from a Single Transaction
•IAS 12 amendments International Tax Reform – Pillar Two Model Rules
•IAS 8 amendments Definition of Accounting Estimates
•IAS 1 and IFRS Practice Statement 2 amendments Disclosure of Accounting Policies

The amendments on International Tax Reform Pillar Two Model Rules introduce a mandatory exception in IAS 12 ‘Income Taxes’ to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
For the remaining new standards and amendments, it is assessed that application of these effective on January 01, 2023 has not had any material impact on the consolidated financial statements in 2023.
Accounting Standards and Interpretations Not Yet Adopted
IASB has issued a number of new or amended accounting standards (IFRS) and interpretations (IFRIC) which have not yet come into effect:
•Amendments to IAS 1 Presentation of Financial Statements (January 2024)
•Amendments to IFRS 16 Lease Liability in a Sale and Leaseback (January 2024)
•Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangements (January 2024)
•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (January 2025)
•IFRS 10 and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture issued in September 2014 (deferred indefinitely)

TORM has assessed the accounting standards and interpretations not yet adopted, and TORM does not expect the new standards to have any material impact on neither TORM’s figures nor the disclosures.
NOTE 1 – continued
Accounting Policies
The Group’s material accounting policy information is provided below. In addition to this, specific accounting policies are described in each of the individual notes to the consolidated financial statements as outlined in the following notes:
•Segment reporting
•Revenue from contracts with customers
•Staff costs
•Intangible assets
•Tangible fixed assets
•Leasing
•Impairment
•Loan receivables
•Financial items
•Trade receivables
•Tax
•Other liabilities
•Borrowings
•Derivative financial instruments
•Provisions
•Earnings per share
•Business combinations

Consolidation Principles
The consolidated financial statements comprise the financial statements of the parent company, TORM plc and entities controlled by the Company and its subsidiaries. Control is achieved when the Company has all the following:
•Power over the investee
•Exposure, or rights, to variable returns from its involvement with the investee
•The ability to use its power over the investee to affect the amounts of the investor’s returns
TORM reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities unilaterally. The Company considers all facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:
•The size of the Company’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders
•Potential voting rights held by the Company, other vote holders, or other parties
•Rights arising from other contractual arrangements
•Any additional facts and circumstances which indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time when decisions need to be made, including voting pattern at previous shareholders’ meetings
Entities in which the Group exercises significant but not controlling influence are regarded as associated companies and are accounted for using the equity method.
Companies which are managed jointly by agreement with one or more companies and therefore are subject to joint control (joint ventures) are accounted for using the equity method.
NOTE 1 – continued
Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company loses control over the subsidiary. Specifically, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated income statement and other comprehensive income from the date on which the Company obtains control until the date when the Company loses control over the subsidiary.
The consolidated financial statements are prepared using consistent accounting policies and eliminating intercompany transactions, balances, and shareholdings as well as gains and losses on transactions between the consolidated entities.
Foreign Currencies
The functional currency of all significant entities, including subsidiaries and associated companies, is United States Dollars (USD) because the Company’s vessels operate in international shipping markets, in which income and expenses are settled in USD, and because the Company’s most significant assets and liabilities in the form of vessels and related liabilities are denominated in USD. Transactions in currencies other than the functional currency are translated into the functional currency at the transaction date. Cash, receivables and payables and other monetary items denominated in currencies other than the functional currency are translated into the functional currency at the exchange rate at the balance sheet date. Gains or losses due to differences between the exchange rate at the transaction date and the exchange rate at the settlement date or the balance sheet date are recognized in the income statement under “Financial income” and “Financial expenses”.
The reporting currency of the Company is USD. Upon recognition of entities with functional currencies other than USD, the financial statements are translated into USD. Income statement items are translated into USD at the exchange rate for each transaction, whereas balance sheet items are translated at the exchange rate as of the balance sheet date. Exchange differences arising from the translation of financial statements into USD are recognized as a separate component in “Other comprehensive income”. On the disposal of an entity, the cumulative amount of the exchange differences recognized in the separate component of equity relating to that entity is transferred to the income statement as part of the gain or loss on disposal.
Income Statement
Port expenses, bunkers, and commissions and other costs of goods and services sold
Port expenses, bunker fuel consumption, commissions, and other costs of goods sold are recognized as incurred. To the extent that the costs are recoverable, costs directly attributable to relocate the vessel to the load port are capitalized and amortized over the course of the transportation period.
Gains and losses on forward bunker contracts, forward freight agreements (FFA) as well as write-down for losses on trade receivables are included in this line.
Operating expenses
Operating expenses, which comprise crew expenses, repair and maintenance expenses, and tonnage duty, are expensed as incurred.
Profit from sale of vessels
Profit from sale of vessels is recognized at the time of delivery to the buyer, representing the difference between the sales price less costs to sell and the carrying value of the vessel.
Administrative expenses
Administrative expenses, which comprise administrative staff costs, management costs, office expenses, and other expenses relating to administration, are expensed as incurred.
Other operating expenses and income
Other operating expenses primarily comprise management fees paid to commercial and technical managers for managing the fleet, profits and losses deriving from the disposal of fixed assets other than vessels as well as claims and disputes provisions.
NOTE 1 – continued
Depreciation and impairment losses and reversals of impairment losses
Depreciation and impairment losses comprise depreciation of tangible fixed assets for the year as well as the write-down of the value of assets by the amount by which the carrying amount of the asset exceeds its recoverable amount. In the event of indication of impairment, the carrying amount is assessed, and the value of the asset is written down to its recoverable amount equal to the higher of value in use based on net present value of future earnings from the assets and its fair value less costs to sell.
Subsequent reversal of impairment losses is recognized if the recoverable amount exceeds the carrying amount to the extent that the carrying amount does not exceed the carrying amount without any historical impairment losses.

Balance Sheet
Financial assets
Financial assets are initially recognized on the settlement date at fair value plus transaction costs, except for financial assets at fair value through profit or loss, which are recognized at fair value. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred.
Investments in joint ventures
Investments in joint ventures comprise investments in companies which by agreement are managed jointly with one or more companies and therefore are subject to joint control and in which the parties have rights to the net assets of the joint venture. Joint ventures are accounted for using the equity method. Under the equity method, the investment in joint ventures is initially recognized at cost and thereafter adjusted to recognize TORM’s share of the profit or loss in the joint venture. When TORM’s share of losses in a joint venture exceeds the investment in the joint venture, TORM discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that TORM has incurred legal or constructive obligations or made payments on behalf of the joint venture.
Inventories
Inventories consist of bunkers, lube oil and other inventories and are stated at the lower of cost in accordance with the FIFO-principle and net realizable value. Cost of bunkers and lube oil includes expenditure incurred in acquiring bunkers and lube oil including delivery costs less discounts. The cost of other inventories consists of raw materials and components based on direct costs, direct payroll costs and a proportionate share of indirect production costs. Indirect production costs include the proportionate share of capacity costs directly relating hereto, which are allocated on the basis of the normal capacity of the production facility.
Treasury shares
Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is also recognized directly in equity.
Dividend
Interim dividends are recognized when paid. Any year-end dividend is recognized as a liability at the date of approval at the AGM.
Other non-current liabilities
Other non-current liabilities consist of long-term employee-related liabilities related to the frozen Danish holiday funds in connection with the transition to the new Danish Holiday Act. TORM has elected to keep the holiday funds until the employees, covered at the transition date, reach the age of retirement. The liability is remeasured annually based on an index rate published by the Holiday Allowance fund.
Trade payables
Trade payables are recognized at the fair value of the item purchased and are subsequently measured at amortized cost.
Deferred income
Deferred income relates to amounts received from customers in advance of the related performance obligations being satisfied.
NOTE 1 – continued
Cash flow statement
The cash flow statement shows how income and changes in the balance sheet items affect cash and cash equivalent, i.e. how cash is generated or used in the period. The cash flow statement is presented in accordance with the indirect method commencing with “Net profit/(loss) for the year”.
Cash flow from operating activities converts income statement items from the accrual basis of accounting to cash basis. Starting with “Net profit/(loss) for the year”, non-cash items are reversed, and actual payments are included. Further, the change in working capital is taken into account.
Cash flow from investing activities comprises the cash used or received in the purchase and sale of tangible fixed assets and financial assets as well as cash from business combinations.
Cash flow from financing activities comprises changes in the cash used or received in borrowings (amount of new borrowings and repayments), purchases or sales of treasury shares, dividend paid to shareholders.
Cash and cash equivalents including restricted cash comprise cash and short-term bank deposits with an original maturity of three months or less. The carrying amount of these assets is approximately equal to their fair value. Cash and cash equivalents including restricted cash at the end of the reporting period are shown in the consolidated cash flow statement and can be reconciled to the related items in the consolidated balance sheet.
The restricted cash balance relates to cash provided as security for initial margin calls and negative market values on derivatives as well as a sale and leaseback transaction prepayment to be released upon delivery of the vessel.
Critical Accounting Estimates and Judgements
The preparation of financial statements in accordance with IFRS requires the Management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions are affected by the way TORM applies its accounting policies. An accounting estimate is considered critical if the estimate requires the Management to make assumptions about matters subject to significant uncertainty, if different estimates could reasonably have been used, or ifchanges in the estimate that would have a material impact on the Company’s financial position or results of operations are reasonably likely to occur from period to period. The Management believes that the accounting estimates applied are appropriate and the resulting balances are reasonable. However, actual results could differ from the original estimates requiring adjustments to these balances in future periods.
The Management also makes various accounting judgements in the preparation of the consolidated financial statements which can affect the amounts recognized.
Judgements
The Management has assessed that TORM has two cash-generating units (CGUs), being the Main Fleet and the Marine Exhaust cash-generating units. The Main Fleet is comprised of TORM’s LR1, LR2 and MR vessels, which are largely interchangeable, and the cash flows generated by them are interdependent. These vessels are operated collectively as a combined internal pool, employed principally in the spot market, and actively managed to meet the needs of our customers in that market, particularly regarding the location of vessels meeting required specifications and the price of transport rather than vessel class. Given the technical specifications and capacity of vessels, the Main Fleet is relatively homogenous with a very high degree of interoperability. All vessels in the Main Fleet can handle multiple sizes of cargo and sail all seas and oceans, over both shorter and long distances. The Main Fleet is monitored and managed on an aggregated level as one pool, i.e. each vessel or vessel class does not generate cash inflows which are largely independent of those from other vessels or vessel classes. The MR vessels acquired in prior years with chemical trading capability are operated as all other product tanker vessels and thus included in the Main Fleet CGU.
NOTE 1 – continued
In addition, the activities within the Marine Exhaust segment represent a single CGU because cash inflows are generated independent of the cash inflows from the Main Fleet from serving the existing external customer base of the Marine Exhaust segment.
Estimates
Carrying amounts of vessels
The Company evaluates the carrying amounts of the vessels (including newbuildings) to determine if events have occurred which would require a modification of their carrying amounts. The recoverable amount of vessels is reviewed based on events or changes in circumstances which would indicate that the carrying amount of its vessels might not be recoverable. In assessing the recoverability of the vessels, the Company reviews certain indicators of potential impairment or indication of any past impairment losses that should be reversed such as reported sale and purchase prices, market demand and general market conditions.
Further, market valuations from leading, independent, and internationally recognized shipbrokers are obtained on the reporting date as part of the review for potential impairment indicators. If an indication of impairment or reversal of past impairment is identified, the need for recognizing an impairment loss or a recognition of a reversal of a past impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less costs of disposal and the value in use.
The review for potential impairment indicators and projection of future discounted cash flows related to the vessels is complex and requires the Company to make various estimates including future freight rates, utilization, earnings from the vessels, future operating expenses and capital expenditure including dry-docking costs and discount rates. For more information on key assumptions and related sensitivities, please refer to Note 10.
All these factors have been historically volatile, especially the freight rates. The carrying amounts of TORM’s vessels may not represent their fair market value at any point in time, as market prices of second-hand vessels to a certain degree tend to fluctuate with changes in freight rates and the cost of newbuildings. However, if the estimated future cash flow or related assumptions in the future experience change, an impairment write-down or reversal of impairment may be required.